Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	£ 183	£ 263
Exchange adjustments	12	(12)
Additions	10	15
Disposals	0	(92)
Distributions received	(40)	(2)
Other movements	40	(2)
Profit/(loss) after tax recognised in the consolidated income statement	31	13	£ 5
Ending of investments	236	183	263
Joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	13	19
Exchange adjustments	1	(2)
Additions	1
Disposals	0
Distributions received	0	(1)
Other movements	1
Profit/(loss) after tax recognised in the consolidated income statement	3	(3)	(4)
Ending of investments	19	13	19
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	170	244
Exchange adjustments	11	(10)
Additions	9	15
Disposals	0	(92)
Distributions received	(40)	(1)
Other movements	39	(2)
Profit/(loss) after tax recognised in the consolidated income statement	28	16
Ending of investments	£ 217	£ 170	£ 244